SCHEDULE OF INVENTORY (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 290	$ 445	$ 438
Work in progress	37	34	148
Finished goods	1	25	44
Inventory Net	$ 328	$ 504	$ 630